                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975
-------------------------------------------------------------------------------

                          MFS MULTIMARKET INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds                                                    10/31/05

ANNUAL REPORT

MFS(R) MULTIMARKET
INCOME TRUST

A path for pursuing opportunity

                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

[graphic omitted]

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) MULTIMARKET INCOME TRUST                                        10/31/05

The trust seeks to provide a high level of current income through investment in fixed-income securities.

New York Stock Exchange Symbol: MMT

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PORTFOLIO MANAGER'S PROFILE                        4
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              25
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     29
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            37
----------------------------------------------------
TRUSTEES AND OFFICERS                             38
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     43
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             47
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    47
----------------------------------------------------
FEDERAL TAX INFORMATION                           47
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE*

              Bonds                                      96.4%
              Cash & Other Net Assets                     3.4%
              Convertibles                                0.1%
              Convertible Preferred                       0.1%

              MARKET SECTORS*

              High Yield Corporates                      28.4%
              ------------------------------------------------
              High Grade Corporates                      21.4%
              ------------------------------------------------
              Non-U.S. Government Bonds                  12.6%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  9.5%
              ------------------------------------------------
              Emerging Market Bonds                       8.9%
              ------------------------------------------------
              U.S. Treasury Securities                    7.9%
              ------------------------------------------------
              U.S. Government Agencies                    4.5%
              ------------------------------------------------
              Cash & Other Net Assets                     3.4%
              ------------------------------------------------
              Asset Backed Securities                     1.7%
              ------------------------------------------------
              Mortgage-Backed Securities                  0.7%
              ------------------------------------------------
              Municipal Bonds                             0.5%
              ------------------------------------------------
              Residential Mortgage-Backed
              Securities                                  0.3%
              ------------------------------------------------
              U.S. Convertibles                           0.1%
              ------------------------------------------------
              U.S. Equities                               0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        33.1%
              ------------------------------------------------
              AA                                          1.9%
              ------------------------------------------------
              A                                           7.4%
              ------------------------------------------------
              BBB                                        20.8%
              ------------------------------------------------
              BB                                         26.7%
              ------------------------------------------------
              B                                           8.9%
              ------------------------------------------------
              CCC                                         1.0%
              ------------------------------------------------
              CC                                          0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        4.6
              ------------------------------------------------
              Average Life***                         8.6 yrs.
              ------------------------------------------------
              Average Maturity***                    11.2 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities****                                A-
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 10/31/05.

  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

 **** The Average Credit Quality of Rated Securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 10/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

To gauge performance of this portfolio, we use a variety of benchmarks reflecting the varying results of the different markets in which we invest. For the twelve months ended October 31, 2005, the MFS Multimarket Income Trust's performance at net asset value surpassed two of the five benchmarks. The trust trailed the high yield, world government bond and the emerging markets debt benchmarks.

PERFORMANCE RELATIVE TO THE TRUST'S BENCHMARKS

The trust's shorter stance on duration (duration is a measure of sensitivity to changes in interest rates) aided results relative to the trust's benchmarks. On average the trust also enjoyed a yield advantage over its benchmarks. At a sector level, the trust benefited from positioning in mortgages and corporate bonds, particularly those in the industrial, bank, finance and TIPS (Treasury Inflation Protected Securities). Our positioning in emerging market debt added incrementally to performance over the period. This included debt of Russia, Panama, and Mexico.

Over the period, spreads between corporate and Treasury bonds widened. The trust's exposure to "BBB"-rated credits detracted from relative performance, but this was offset by our positioning in "B" and "CCC"-rated debt, (bonds rated "BBB" or higher are considered investment grade; bonds rated "BB" or lower are considered below investment grade). The trust's exposure to the yen held back results as that currency lost value over the period. Our allocation to government agency debt also damaged relative performance slightly.

Respectfully,

Peter C. Vaream
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report, as stated on the cover, and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

PORTFOLIO MANAGER'S PROFILE

Peter C. Vaream is Senior Vice President of MFS Investment Management (MFS(R)) and manages the investment-grade bond, government securities and global governments portfolios of our mutual funds, variable annuities and institutional accounts. He is a member of the MFS Fixed Income Strategy Group.

Peter joined MFS in 1992 and became a portfolio manager in 1993. Previously, he was Vice President in the Fixed Income Department at The First Boston Corp. from 1986 to 1992. Prior to that, he served as a corporate financial analyst. Peter earned a bachelor's degree in finance from New York University.

PERFORMANCE SUMMARY THROUGH 10/31/05

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

------------------------------------------------------------------------------
Year ended 10/31/05
------------------------------------------------------------------------------
                                                 Date                  Price
Net asset value                                10/31/2005                $6.74
------------------------------------------------------------------------------
                                               10/31/2004                $6.94
------------------------------------------------------------------------------
New York Stock Exchange Price                  10/31/2005                $6.15
------------------------------------------------------------------------------
                                               10/31/2004                $6.30
------------------------------------------------------------------------------
                                                2/02/2005  (high)*       $6.47
------------------------------------------------------------------------------
                                                3/23/2005  (low)*        $5.95
------------------------------------------------------------------------------
* For the period November 1, 2004 through October 31, 2005.

TOTAL RETURN VS BENCHMARKS

------------------------------------------------------------------------------
Year ended 10/31/05
------------------------------------------------------------------------------
New York Stock Exchange price**                                          3.78%
------------------------------------------------------------------------------
Net asset value**                                                        3.25%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-Dollar Hedged Index#                 5.82%
------------------------------------------------------------------------------
Lehman Brothers U.S. Credit Index#                                       0.65%
------------------------------------------------------------------------------
Lehman Brothers Government/Mortgage Index#                               1.34%
------------------------------------------------------------------------------
Lehman Brothers U.S. High Yield Corporate Index#                         4.08%
------------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond Index Global#                         10.54%
------------------------------------------------------------------------------
** Includes reinvestment of dividends and capital gain distributions.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Citigroup World Government Bond Non-Dollar Hedged Index - is a market capitalization weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

Lehman Brothers Government/Mortgage Index - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae
(GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

J.P. Morgan Emerging Markets Bond Index Global (the EMBI Global) - tracks total returns for dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities of emerging markets countries.

Lehman Brothers U.S. High Yield Corporate Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Lehman Brothers U.S. Credit Index - measures publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value. When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio invests in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation. The portfolio invests in foreign and/or emerging markets securities, which are more susceptible to interest rates, currency exchange rates, economic, and political risks. The portfolio invests in government-guaranteed securities. These guarantees apply to the underlying securities only and not to the prices and yields of the portfolio. The portfolio invests in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk. The portfolio can invest a relatively high percentage of its assets in one or more issuers, thereby making it more susceptible to any single economic, political or regulatory occurrence. These risks can increase share price volatility.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. These risks will increase share price volatility.


In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS - 10/31/05

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 94.8%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.0%
----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                       $    795,000     $    785,063
Azteca Holdings S.A. de C.V., 12.25%, 2008                             11,250           12,038
DIRECTV Holdings LLC, 8.375%, 2013                                  1,934,000        2,093,555
EchoStar DBS Corp., 6.375%, 2011                                    4,205,000        4,089,363
Innova S. de R.L., 9.375%, 2013                                       254,000          281,305
Intelsat Ltd., 8.625%, 2015#                                          580,000          587,250
Lamar Media Corp., 7.25%, 2013                                      2,370,000        2,458,875
Liberty Media Corp., 5.7%, 2013                                     2,799,000        2,525,003
News America Holdings, 7.7%, 2025                                   2,217,000        2,469,705
Paxson Communications Corp., 0% to 2006, 12.25% to 2009             1,000,000          977,500
                                                                                  ------------
                                                                                  $ 16,279,657
----------------------------------------------------------------------------------------------
Aerospace - 0.1%
----------------------------------------------------------------------------------------------
Rolls-Royce PLC, 6.375%, 2007                                  EUR    300,000     $    379,500
----------------------------------------------------------------------------------------------
Airlines - 0.6%
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                         $  2,263,414     $  2,189,783
Continental Airlines, Inc., 7.566%, 2020                            1,045,217          930,785
                                                                                  ------------
                                                                                  $  3,120,568
----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
----------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875%, 2015#                                  $    110,000     $    102,025
----------------------------------------------------------------------------------------------
Asset Backed & Securitized - 11.4%
----------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, "D", 10.875%, 2019**+               $    246,925     $        741
Amresco Commercial Mortgage Funding I, 7%, 2029                     3,570,000        3,633,350
ARCap, Inc., "H", 6.1%, 2045#                                       2,000,000        1,880,000
Asset Securitization Corp., FRN, 8.292%, 2029                       1,877,956        1,992,255
Chalet Finance 1 PLC, 2.387%, 2013                             EUR    300,000          360,101
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2030#          $  3,500,000        3,482,431
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035              614,000          605,721
CPS Auto Receivables Trust, 2.89%, 2009#                              405,928          396,922
Credit Suisse First Boston Mortgage Securities Corp.,
6.38%, 2035                                                         2,384,781        2,506,234
Crest Ltd., 7%, 2040#                                               2,000,000        1,883,600
DEPFA Bank, 5.5%, 2010                                         EUR    960,000        1,264,574
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031            $  1,847,000        1,952,753
DLJ Commercial Mortgage Corp., 6.04%, 2031                          2,000,000        1,973,750
Europa Ltd., FRN, 2.456%, 2027                                 EUR     50,863           60,966
Falcon Franchise Loan LLC, FRN, 4.0971%, 2025^                   $  8,786,707        1,456,321
First Union National Bank Commercial Mortgage Trust, FRN,
1.2003%, 2043^#                                                    29,337,770        1,213,636
First Union-Lehman Brothers Bank of America, FRN,
0.6937%, 2035^                                                     69,356,743        1,310,752
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029#                                                           1,847,000        2,000,118
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                          1,846,973        2,084,167
GE Capital Commercial Mortgage Corp., 6.496%, 2033                  2,384,781        2,520,037
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033              2,542,000        2,401,056
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9098%, 2034#      1,853,000        1,979,828
Granites Mortgages PLC, 5.15% to 2007, FRN to 2042             EUR    350,000          433,568
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
4.17%, 2046                                                      $  2,592,895        2,594,489
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
1.1555%, 2030^                                                     18,624,054          516,035
Morgan Stanley Capital I, Inc., 6.86%, 2010                         2,215,000        2,255,476
Morgan Stanley Capital I, Inc., FRN, 1.5117%, 2039^#               14,915,475        1,038,251
Mortgage Capital Funding, Inc., 7.214%, 2007                        2,250,000        2,319,458
Mortgage Capital Funding, Inc., 6.337%, 2031                        2,035,550        2,088,021
Mortgage Capital Funding, Inc., FRN, 0.9637%, 2031^                19,815,621          319,594
Multi-Family Capital Access One, Inc., 6.65%, 2024                    116,233          120,247
Preferred Term Securities IV Ltd., 6.1356%, 2031#                   3,000,000        3,052,500
Prudential Securities Secured Financing Corp., FRN,
7.4221%, 2013#                                                      2,581,000        2,775,856
RMAC PLC, 2.334%, 2036#                                        EUR    230,000          275,689
Structured Asset Securities Corp., 4.67%, 2035                   $  4,570,839        4,515,855
TIAA Real Estate CDO Ltd., 7.17%, 2032#                             2,962,953        3,032,868
                                                                                  ------------
                                                                                  $ 62,297,220
----------------------------------------------------------------------------------------------
Automotive - 3.0%
----------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014#                                   $    120,000     $     93,000
Continental AG, 6.875%, 2008                                   EUR    100,000          132,958
DaimlerChrysler N.A. Holdings Corp., 5.625%, 2007              EUR    100,000          123,848
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                  $  1,251,000        1,468,195
Ford Motor Credit Co., 5.8%, 2009                                     410,000          375,499
Ford Motor Credit Co., 5.7%, 2010                                   1,102,000          991,670
Ford Motor Credit Co., 7.875%, 2010                                 2,058,000        1,980,983
Ford Motor Credit Co., 7%, 2013                                       546,000          499,735
General Motors Acceptance Corp., 6%, 2006                      EUR    375,000          451,568
General Motors Acceptance Corp., 6.125%, 2008                    $    315,000          307,613
General Motors Acceptance Corp., 5.85%, 2009                          620,000          592,710
General Motors Acceptance Corp., 6.75%, 2014                        1,546,000        1,478,339
General Motors Acceptance Corp., 8%, 2031                           1,000,000        1,032,341
General Motors Corp., 8.375%, 2033                                  1,096,000          812,410
Lear Corp., 8.11%, 2009                                             3,290,000        3,092,600
Navistar International Corp., 7.5%, 2011                            1,155,000        1,097,250
TRW Automotive, Inc., 9.375%, 2013                                  1,692,000        1,818,900
                                                                                  ------------
                                                                                  $ 16,349,619
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.6%
----------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012#                                       $     17,000     $     17,425
Banco De Estado de Sao Paulo S.A., 8.7%, 2049#                      1,017,000        1,024,628
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014#        2,635,000        2,615,238
Bank of Ireland, 7.4%, 2049                                    EUR    500,000          708,102
BNP Paribas Capital Trust III, 6.625%, 2049                    EUR    100,000          138,636
BNP Paribas, 5.186% to 2015, FRN to 2049#                        $  2,099,000        2,018,209
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049#         642,000          607,882
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                1,023,000        1,010,624
Credit Suisse Group, 7.974%, 2010                              EUR    265,000          374,786
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049#            $  1,543,000        1,588,247
J.P. Morgan Chase & Co., 5.125%, 2014                               2,755,000        2,696,299
Kazkommerts International B.V., 10.125%, 2007#                        122,000          129,625
Kazkommerts International B.V., 10.125%, 2007                         128,000          136,000
Kazkommerts International B.V., 8.5%, 2013                             54,000           56,160
Mizuho Financial Group, Inc., 4.75%, 2014#                     EUR    127,000          159,289
Mizuho Financial Group, Inc., 5.79%, 2014#                       $  1,633,000        1,674,586
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049     EUR    330,000          443,777
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                $    833,000          850,444
Resona Bank Ltd., FRN, 5.85%, 2049#                                   626,000          604,228
Russian Standard Finance S.A., 7.5%, 2010#                            513,000          504,664
SG Capital Trust I, 7.875%, 2049                               EUR    300,000          422,632
Turanalem Finance B.V., 7.875%, 2010                             $     15,000           15,300
Turanalem Finance B.V., 8%, 2014#                                     940,000          932,950
VTB Capital S.A., 7.5%, 2011                                           49,000           52,861
VTB Capital S.A., 6.25%, 2035#                                        976,000          978,440
                                                                                  ------------
                                                                                  $ 19,761,032
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.9%
----------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015#                                   $    581,000     $    525,805
Charter Communications, Inc., 8.625%, 2009                            300,000          246,000
Cox Communications, Inc., 4.625%, 2013                              1,744,000        1,619,358
CSC Holdings, Inc., 8.125%, 2009                                    1,969,000        2,013,303
Lenfest Communications, Inc., 10.5%, 2006                             500,000          514,875
Mediacom Broadband LLC, 9.5%, 2013                                    490,000          478,975
Rogers Cable, Inc., 5.5%, 2014                                      1,975,000        1,817,000
TCI Communications Financing III, 9.65%, 2027                       5,000,000        5,428,855
TCI Communications, Inc., 9.8%, 2012                                1,135,000        1,373,774
Time Warner Entertainment Co., LP, 8.375%, 2033                     1,557,000        1,879,870
                                                                                  ------------
                                                                                  $ 15,897,815
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                            $  2,665,000     $  2,722,095
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                        2,538,000        2,721,345
                                                                                  ------------
                                                                                  $  5,443,440
----------------------------------------------------------------------------------------------
Business Services - 0.5%
----------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                 $    375,000     $    373,125
Xerox Corp., 7.625%, 2013                                           2,010,000        2,110,500
                                                                                  ------------
                                                                                  $  2,483,625
----------------------------------------------------------------------------------------------
Chemicals - 1.5%
----------------------------------------------------------------------------------------------
Akzo Nobel N.V., 5.625%, 2009                                  EUR    100,000     $    129,329
BCP Crystal Holdings Corp., 9.625%, 2014                         $    413,000          454,300
Equistar Chemicals LP, 10.625%, 2011                                1,225,000        1,335,250
Hercules, Inc., 6.75%, 2029                                         1,890,000        1,823,850
Huntsman International LLC, 10.125%, 2009                             575,000          591,531
Kronos International, Inc., 8.875%, 2009                       EUR     95,000          118,996
Linde Finance B.V., 6% to 2013, FRN to 2049                    EUR    101,000          126,620
Lyondell Chemical Co., 11.125%, 2012                             $  1,330,000        1,482,950
Nalco Co., 7.75%, 2011                                                695,000          709,769
NOVA Chemicals Corp., 6.5%, 2012                                      915,000          873,825
Rhodia S.A., 8.875%, 2011                                             560,000          529,200
Rockwood Specialties Group, Inc., 7.5%, 2014#                         100,000           96,500
                                                                                  ------------
                                                                                  $  8,272,120
----------------------------------------------------------------------------------------------
Conglomerates - 0%
----------------------------------------------------------------------------------------------
Thyssenkrupp Finance B.V., 7%, 2009                            EUR    100,000     $    133,422
----------------------------------------------------------------------------------------------
Construction - 0.6%
----------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                      $  1,880,000     $  1,999,955
M/I Homes, Inc., 6.875%, 2012                                       1,325,000        1,192,500
                                                                                  ------------
                                                                                  $  3,192,455
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.3%
----------------------------------------------------------------------------------------------
ASSA ABLOY AB, 5.125%, 2006                                    EUR     30,000     $     36,855
Church & Dwight Co., Inc., 6%, 2012                              $    805,000          780,850
Service Corp. International, 7%, 2017#                                560,000          555,800
Sodexho Alliance S.A., 5.875%, 2009                            EUR    100,000          129,553
                                                                                  ------------
                                                                                  $  1,503,058
----------------------------------------------------------------------------------------------
Containers - 0.6%
----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                         $  1,580,000     $  1,738,000
Huntsman Packaging Corp., 13%, 2010**                                 190,000           27,550
Owens-Brockway Glass Container, Inc., 8.875%, 2009                    515,000          538,175
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     925,000          943,500
                                                                                  ------------
                                                                                  $  3,247,225
----------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 5.875%, 2015                  $  1,630,000     $  1,548,500
----------------------------------------------------------------------------------------------
Electronics - 0.4%
----------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                       $  1,880,000     $  1,884,700
----------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 1.7%
----------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                   $     91,000     $    114,569
Gazprom OAO, 9.625%, 2013                                           1,010,000        1,212,000
Gazprom OAO, 8.625%, 2034#                                          1,425,000        1,795,500
Pemex Finance Ltd., 9.69%, 2009                                       724,000          783,122
Pemex Project Funding Master Trust, 5.17%, 2010                        75,000           77,609
Pemex Project Funding Master Trust, 7.375%, 2014                    1,221,000        1,334,553
Pemex Project Funding Master Trust, 8.625%, 2022                      704,000          841,280
Pemex Project Funding Master Trust, 9.5%, 2027#                       122,000          157,624
Petronas Capital Ltd., 7.875%, 2022#                                  987,000        1,194,012
Petronas Capital Ltd., 7.875%, 2022                                 1,604,000        1,940,421
                                                                                  ------------
                                                                                  $  9,450,690
----------------------------------------------------------------------------------------------
Emerging Market Sovereign - 4.6%
----------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006        UYU  1,028,209     $     47,358
Federal Republic of Brazil, 7.875%, 2015                         $     54,000           54,864
Federal Republic of Brazil, 8%, 2018                                  129,000          133,257
Federal Republic of Brazil, 8.875%, 2019                              218,000          229,990
Federal Republic of Brazil, 5.1875%, 2024                             389,000          370,523
Federal Republic of Brazil, 8.875%, 2024                               89,000           92,204
Federal Republic of Brazil, 8.25%, 2034                                30,000           29,220
Federal Republic of Brazil, 11%, 2040                                  67,000           80,601
Federal Republic of Brazil, FRN, 5.25%, 2012                        3,150,646        3,073,771
Republic of Algeria, 2.188%, 2006                                       5,333            5,307
Republic of Algeria, 4.003%, 2010                                      85,400           84,973
Republic of Argentina, 2%, 2014                                ARS    166,000           55,095
Republic of Argentina, 5.83%, 2033**                           ARS    123,979           52,215
Republic of Argentina, 8.28%, 2033                               $     19,189           18,661
Republic of Argentina, FRN, 4.005%, 2012                            5,215,000        4,047,711
Republic of Colombia, 8.25%, 2014                                      54,000           58,428
Republic of Colombia, 11.75%, 2020                                      8,000           10,760
Republic of Colombia, 8.125%, 2024                                     11,000           11,396
Republic of Costa Rica, 9.995%, 2020                                   10,000           11,850
Republic of El Salvador, 8.25%, 2032                                   27,000           28,418
Republic of El Salvador, 7.65%, 2035#                                  15,000           14,925
Republic of Guatemala, 8.125%, 2034#                                   24,000           25,920
Republic of Panama, 9.375%, 2023                                       33,000           40,095
Republic of Panama, 9.375%, 2029                                      295,000          360,638
Republic of Peru, 5%, 2017                                             43,120           40,533
Republic of Peru, 8.75%, 2033                                         594,000          683,100
Republic of Philippines, 9.375%, 2017                                 125,000          136,875
Republic of Philippines, 9.5%, 2030                                    47,000           49,585
Republic of South Africa, 9.125%, 2009                                477,000          535,433
Republic of South Africa, 8.5%, 2017                                  364,000          451,360
Republic of Turkey, 7.25%, 2015                                        25,000           25,969
Republic of Turkey, 7%, 2020                                           37,000           36,075
Republic of Turkey, 8%, 2034                                          177,000          182,753
Republic of Uruguay, 7.5%, 2015                                        49,000           48,020
Republic of Venezuela, 8.5%, 2014                                     170,000          185,300
Republic of Venezuela, 6.75%, 2020                                     21,000           21,053
Republic of Venezuela, 9.25%, 2027                                     51,000           59,415
Republic of Venezuela, 9.375%, 2034                                    35,000           40,705
Russian Federation, 3%, 2008                                        2,998,000        2,822,317
Russian Federation, 3%, 2011                                        4,310,000        3,749,700
Russian Federation, 11%, 2018                                         761,000        1,110,223
State of Qatar, 9.75%, 2030                                           453,000          672,705
United Mexican States, 6.625%, 2015                                   875,000          934,500
United Mexican States, 8.125%, 2019                                 1,524,000        1,822,704
United Mexican States, 8.3%, 2031                                     389,000          476,525
United Mexican States, 7.5%, 2033                                   2,015,000        2,284,003
                                                                                  ------------
                                                                                  $ 25,307,033
----------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                              $    580,000     $    614,800
Chesapeake Energy Corp., 6.875%, 2016                               1,495,000        1,513,688
Forest Oil Corp., 7.75%, 2014                                         950,000          999,875
Newfield Exploration Co., 6.625%, 2014                                390,000          396,825
Ocean Energy, Inc., 4.375%, 2007                                      908,000          899,596
Plains Exploration & Production Co., 7.125%, 2014                   1,080,000        1,120,500
Pogo Producing Co., 6.875%, 2017#                                     170,000          168,300
Vintage Petroleum, Inc., 8.25%, 2012                                  950,000        1,023,625
                                                                                  ------------
                                                                                  $  6,737,209
----------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                   $  1,555,000     $  1,756,063
----------------------------------------------------------------------------------------------
Entertainment - 0.4%
----------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                              $    599,000     $    567,553
Loews Cineplex Entertainment Corp., 9%, 2014                          935,000          899,938
Six Flags, Inc., 9.75%, 2013                                          475,000          472,625
Turner Broadcasting System, Inc., 8.375%, 2013                        419,000          484,672
                                                                                  ------------
                                                                                  $  2,424,788
----------------------------------------------------------------------------------------------
Financial Institutions - 1.6%
----------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                     $  2,752,000     $  2,678,007
Berkshire Hathaway Finance Corp., 5.1%, 2014                        4,500,000        4,466,291
Capital One Bank, 4.25%, 2008                                       1,296,000        1,263,451
MBNA Europe Funding PLC, 6.5%, 2007                            EUR    150,000          188,977
                                                                                  ------------
                                                                                  $  8,596,726
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
----------------------------------------------------------------------------------------------
Allied Domecq Financial Services PLC, 5.875%, 2009             EUR    125,000     $    160,724
B & G Foods, Inc., 8%, 2011                                      $    245,000          247,144
Chaoda Modern Agriculture Holdings, 7.75%, 2010#                       53,000           51,410
Smithfield Foods, Inc., 7%, 2011                                      950,000          964,250
                                                                                  ------------
                                                                                  $  1,423,528
----------------------------------------------------------------------------------------------
Forest & Paper Products - 2.0%
----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2006                          $  1,563,000     $  1,582,538
Abitibi-Consolidated, Inc., 7.75%, 2011                             1,580,000        1,465,450
Buckeye Technologies, Inc., 8.5%, 2013                                795,000          789,038
Georgia-Pacific Corp., 9.375%, 2013                                 1,975,000        2,177,438
International Paper Co., 5.375%, 2006                          EUR    140,000          171,161
MDP Acquisitions PLC, 9.625%, 2012                               $    640,000          614,400
MeadWestvaco Corp., 6.8%, 2032                                        679,000          678,975
Norske Skog Canada Ltd., 7.375%, 2014                               1,210,000        1,076,900
Packaging Corp. of America, 5.75%, 2013                             2,500,000        2,363,773
Sino-Forest Corp., 9.125%, 2011#                                       10,000           10,625
UPM Kymmene Corp., 6.125%, 2012                                EUR    100,000          134,141
                                                                                  ------------
                                                                                  $ 11,064,439
----------------------------------------------------------------------------------------------
Gaming & Lodging - 3.1%
----------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                        $    460,000     $    473,800
Boyd Gaming Corp., 6.75%, 2014                                      1,140,000        1,124,325
Caesars Entertainment, Inc., 8.125%, 2011                           1,520,000        1,660,600
GTECH Holdings Corp., 5.25%, 2014                                     515,000          434,829
Harrah's Operating Co., Inc., 5.625%, 2015#                         1,018,000          976,844
Host Marriott LP, 7.125%, 2013                                        950,000          963,063
Host Marriott LP, 6.375%, 2015                                        200,000          194,000
Mandalay Resort Group, 9.375%, 2010                                   950,000        1,035,500
MGM Mirage, Inc., 8.375%, 2011                                      2,530,000        2,675,475
NCL Corp., 11.625%, 2014#                                           1,000,000        1,027,500
Pinnacle Entertainment, Inc., 8.75%, 2013                             505,000          516,994
Royal Caribbean Cruises Ltd., 8%, 2010                              1,730,000        1,868,400
Royal Caribbean Cruises Ltd., 6.875%, 2013                            370,000          382,950
Scientific Games Corp., 6.25%, 2012                                   125,000          123,906
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012             1,955,000        2,106,513
Station Casinos, Inc., 6.5%, 2014                                     870,000          867,825
Wynn Las Vegas LLC, 6.625%, 2014                                      500,000          476,250
                                                                                  ------------
                                                                                  $ 16,908,774
----------------------------------------------------------------------------------------------
Industrial - 0.5%
----------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011#                           $    575,000     $    615,250
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013          1,465,000        1,054,800
Valmont Industries, Inc., 6.875%, 2014                              1,270,000        1,295,400
                                                                                  ------------
                                                                                  $  2,965,450
----------------------------------------------------------------------------------------------
Insurance - 0.9%
----------------------------------------------------------------------------------------------
Genworth Financial, Inc., 6.5%, 2034                             $  1,192,000     $  1,294,312
Prudential Financial, Inc., 5.1%, 2014                              1,985,000        1,952,313
Prudential Funding Corp., 6.6%, 2008#                               1,230,000        1,280,537
UnumProvident Corp., 7.625%, 2011                                     470,000          493,277
                                                                                  ------------
                                                                                  $  5,020,439
----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.9%
----------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing X, 6.9%, 2032#                   $  2,384,000     $  2,704,100
AIG SunAmerica Institutional Funding III, 3.5%, 2009           EUR    100,000          121,446
Allianz AG, 5.5%, 2049                                         EUR    140,000          181,521
AXIS Capital Holdings Ltd., 5.75%, 2014                          $    415,000          405,275
Fund American Cos., Inc., 5.875%, 2013                              1,464,000        1,453,481
                                                                                  ------------
                                                                                  $  4,865,823
----------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.2%
----------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 4.75%, 2006                    EUR    750,000     $    915,186
Vattenfall Treasury AB, 6%, 2010                               EUR    125,000          167,124
                                                                                  ------------
                                                                                  $  1,082,310
----------------------------------------------------------------------------------------------
International Market Sovereign - 12.1%
----------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                              CAD    435,000     $    378,256
Federal Republic of Germany, 3.5%, 2008                        EUR  4,979,000        6,088,543
Federal Republic of Germany, 3.75%, 2015                       EUR  2,294,000        2,834,108
Federal Republic of Germany, 6.25%, 2030                       EUR    425,000          709,286
Government of Australia, 6.25%, 2015                           AUD  1,411,000        1,113,375
Government of Canada, 5.25%, 2012                              CAD    529,000          480,021
Government of New Zealand, 7%, 2009                            NZD    902,000          648,964
Government of New Zealand, 6.5%, 2013                          NZD  5,727,000        4,128,197
Government of New Zealand, 6%, 2015                            NZD  2,207,000        1,546,831
Kingdom of Netherlands, 5.75%, 2007                            EUR  2,781,000        3,467,880
Kingdom of Netherlands, 3.75%, 2009                            EUR  2,709,000        3,351,204
Kingdom of Norway, 6.5%, 2013                                  NOK  4,464,000          809,042
Kingdom of Spain, 6%, 2008                                     EUR  3,232,000        4,149,314
Kingdom of Spain, 5.35%, 2011                                  EUR  3,597,000        4,834,680
Republic of Austria, 5.5%, 2007                                EUR  2,454,000        3,099,989
Republic of Finland, 3%, 2008                                  EUR  2,918,000        3,522,700
Republic of Finland, 5.375%, 2013                              EUR  1,787,000        2,449,654
Republic of France, 4.75%, 2007                                EUR  4,515,000        5,598,009
Republic of France, 4%, 2009                                   EUR    215,000          268,516
Republic of France, 4.75%, 2012                                EUR    480,000          631,129
Republic of France, 5%, 2012                                   EUR    400,000          531,384
Republic of France, 5%, 2016                                   EUR    207,000          283,023
Republic of France, 6%, 2025                                   EUR    204,000          322,566
Republic of Ireland, 4.25%, 2007                               EUR  5,031,000        6,213,671
Republic of Ireland, 4.6%, 2016                                EUR    649,000          858,540
United Kingdom Treasury, 5.75%, 2009                           GBP  1,803,000        3,357,629
United Kingdom Treasury, 8%, 2015                              GBP  1,881,000        4,326,800
                                                                                  ------------
                                                                                  $ 66,003,311
----------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------
Case New Holland, Inc., 6%, 2009                                 $  1,200,000     $  1,146,000
Manitowoc Co., Inc., 10.5%, 2012                                      767,000          859,040
Terex Corp., 9.25%, 2011                                              620,000          661,850
United Rentals, Inc., 6.5%, 2012                                      405,000          388,294
                                                                                  ------------
                                                                                  $  3,055,184
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.6%
----------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015#                           $  1,010,000     $    972,125
Baxter International, Inc., 9.5%, 2008                              2,296,000        2,528,775
DaVita, Inc., 6.625%, 2013                                            300,000          303,750
Fisher Scientific International, Inc., 6.125%, 2015#                  410,000          406,925
HCA, Inc., 8.75%, 2010                                              2,400,000        2,625,840
HCA, Inc., 6.375%, 2015                                             2,075,000        2,036,077
                                                                                  ------------
                                                                                  $  8,873,492
----------------------------------------------------------------------------------------------
Metals & Mining - 0.7%
----------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035#                                     $    446,000     $    424,892
Foundation PA Coal Co., 7.25%, 2014                                 1,015,000        1,037,838
Peabody Energy Corp., 5.875%, 2016                                  1,220,000        1,180,350
Peabody Energy Corp., "B", 6.875%, 2013                               340,000          351,050
U.S. Steel Corp., 9.75%, 2010                                         795,000          866,550
                                                                                  ------------
                                                                                  $  3,860,680
----------------------------------------------------------------------------------------------
Mortgage Backed - 0.7%
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2017                                      $  1,330,759     $  1,361,655
Fannie Mae, 6.5%, 2031 - 2032                                       2,209,813        2,271,554
                                                                                  ------------
                                                                                  $  3,633,209
----------------------------------------------------------------------------------------------
Municipals - 0.5%
----------------------------------------------------------------------------------------------
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015            $  2,520,000     $  2,713,889
----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
----------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015#                               $  1,030,000     $  1,066,050
----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.9%
----------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                   $    440,000     $    472,220
CenterPoint Energy Resources Corp., 7.875%, 2013                    1,250,000        1,411,664
Colorado Interstate Gas Co., 5.95%, 2015                              365,000          346,657
Enterprise Products Operating LP, 6.65%, 2034                       1,000,000        1,001,230
Kinder Morgan Energy Partners LP, 7.4%, 2031                        2,775,000        3,139,574
Magellan Midstream Partners LP, 5.65%, 2016                         1,123,000        1,108,551
Pacific Energy Partners LP, 6.25%, 2015#                              200,000          197,500
Southern Natural Gas Co., Inc., 8.875%, 2010                        1,040,000        1,116,156
Williams Cos., Inc., 8.75%, 2032                                    1,500,000        1,730,625
                                                                                  ------------
                                                                                  $ 10,524,177
----------------------------------------------------------------------------------------------
Network & Telecom - 4.3%
----------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                           $    450,000     $    497,250
AT&T Corp., 9.75%, 2031                                             1,715,000        2,088,013
Axtel S.A. de C.V., 11%, 2013                                          27,000           30,105
BellSouth Corp., 6.55%, 2034                                        3,213,000        3,307,764
Citizens Communications Co., 9.25%, 2011                            1,785,000        1,932,263
Citizens Communications Co., 6.25%, 2013                            1,420,000        1,345,450
Deutsche Telekom International Finance B.V., 8.125%, 2012      EUR    130,000          195,774
Deutsche Telekom International Finance B.V., 8.75%, 2030         $  1,477,000        1,831,453
Eircom Funding PLC, 8.25%, 2013                                     1,130,000        1,217,575
Espirit Telecom Group PLC, 10.875%, 2008**                            165,000                0
France Telecom S.A., FRN, 7.2%, 2006                                  105,000          105,901
OTE Telecommunications PLC, 6.125%, 2007                       EUR    195,000          243,546
Qwest Corp., 7.875%, 2011                                        $  1,890,000        1,979,775
Qwest Corp., 8.875%, 2012                                             950,000        1,042,625
Qwest Services Corp., 13.5%, 2010                                     395,000          451,288
TDC AS, 3.875%, 2011                                           EUR    132,000          139,552
Telecom Italia Capital, 6%, 2034                                 $  2,020,000        1,917,853
Telecom Italia S.p.A., 5.625%, 2007                            EUR    300,000          372,119
Verizon New York, Inc., 7.375%, 2032                             $  4,590,000        4,670,238
                                                                                  ------------
                                                                                  $ 23,368,544
----------------------------------------------------------------------------------------------
Oil Services - 0.2%
----------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                             $    760,000     $    798,000
Petroleum Export Peloil, 5.265%, 2011#                                353,000          351,205
                                                                                  ------------
                                                                                  $  1,149,205
----------------------------------------------------------------------------------------------
Oils - 0.7%
----------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                                  $    950,000     $    997,500
Hurricane Finance B.V., 9.625%, 2010                                   13,000           14,690
Premcor Refining Group, Inc., 7.5%, 2015                            2,575,000        2,742,375
                                                                                  ------------
                                                                                  $  3,754,565
----------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
----------------------------------------------------------------------------------------------
Schering-Plough Corp., 6.75%, 2033                               $  1,002,000     $  1,127,808
----------------------------------------------------------------------------------------------
Pollution Control - 0.2%
----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                   $    775,000     $    794,375
Veolia Environnement, 5.875%, 2008                             EUR    250,000          321,452
                                                                                  ------------
                                                                                  $  1,115,827
----------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0%
----------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014               $     28,000     $     27,580
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
----------------------------------------------------------------------------------------------
Bertelsmann U.S. Finance, Inc., 4.625%, 2010                   EUR    148,000     $    186,150
Cenveo, Inc., 9.625%, 2012                                       $  1,050,000        1,107,750
Dex Media East LLC, 9.875%, 2009                                    1,235,000        1,343,063
Dex Media West LLC, 9.875%, 2013                                      567,000          625,118
MediaNews Group, Inc., 6.875%, 2013                                   895,000          883,813
Pearson PLC, 6.125%, 2007                                      EUR    135,000          168,322
Reed Elsevier Capital, Inc., 5.75%, 2008                       EUR    125,000          160,482
                                                                                  ------------
                                                                                  $  4,474,698
----------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
----------------------------------------------------------------------------------------------
Societe Nationale des Chemins de Fer Francais, 7.5%, 2008      EUR    750,000     $    997,187
TFM S.A. de C.V., 10.25%, 2007                                   $     21,000           22,260
TFM S.A. de C.V., 9.375%, 2012#                                       817,000          886,445
TFM S.A. de C.V., 12.5%, 2012                                         325,000          375,375
                                                                                  ------------
                                                                                  $  2,281,267
----------------------------------------------------------------------------------------------
Real Estate - 0.3%
----------------------------------------------------------------------------------------------
Simon Property Group LP, 4.6%, 2010                              $  1,375,000     $  1,342,813
----------------------------------------------------------------------------------------------
Retailers - 1.2%
----------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                    $    365,000     $    370,475
Gap, Inc., 9.55%, 2008                                              2,710,000        3,023,677
GSC Holdings Corp., 8%, 2012#                                         270,000          262,575
Limited Brands, Inc., 5.25%, 2014                                   2,294,000        2,099,528
Rite Aid Corp., 8.125%, 2010                                          635,000          635,000
                                                                                  ------------
                                                                                  $  6,391,255
----------------------------------------------------------------------------------------------
Specialty Stores - 0%
----------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011            EUR    125,000     $    158,088
----------------------------------------------------------------------------------------------
Supermarkets - 0.2%
----------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                     $    825,000     $    909,464
----------------------------------------------------------------------------------------------
Supranational - 0.4%
----------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012#                             $  1,442,000     $  1,385,782
European Investment Bank, 5.375%, 2012                         EUR    750,000        1,017,495
                                                                                  ------------
                                                                                  $  2,403,277
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
----------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 6.375%, 2035                         $     38,000     $     35,635
Centennial Communications Corp., 10.125%, 2013                        520,000          581,100
Dolphin Telecom PLC, 11.5%, 2008**                                  2,515,000                0
Mobile TeleSystems Finance S.A., 8.375%, 2010                          19,000           19,831
Nextel Communications, Inc., 5.95%, 2014                            2,760,000        2,768,600
Rogers Wireless, Inc., 6.375%, 2014                                   950,000          947,625
Rogers Wireless, Inc., 7.5%, 2015                                     980,000        1,051,050
Telemig Cellular Participacoes S.A., 8.75%, 2009#                      18,000           18,540
Vodafone Group PLC, 5.75%, 2006                                EUR    140,000          172,819
                                                                                  ------------
                                                                                  $  5,595,200
----------------------------------------------------------------------------------------------
Tobacco - 0.5%
----------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                               EUR     75,000     $     95,167
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                $  2,508,000        2,520,540
                                                                                  ------------
                                                                                  $  2,615,707
----------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
----------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                               $    552,000     $    496,800
Westinghouse Air Brake Technologies Corp., 6.875%, 2013               210,000          214,200
                                                                                  ------------
                                                                                  $    711,000
----------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.4%
----------------------------------------------------------------------------------------------
Freddie Mac, 4.2%, 2007                                          $ 14,300,000     $ 14,135,850
Freddie Mac, 4.375%, 2015                                           8,830,000        8,450,142
Small Business Administration, 5.34%, 2021                          1,452,768        1,476,217
                                                                                  ------------
                                                                                  $ 24,062,209
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 7.8%
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                $    860,000     $    937,938
U.S. Treasury Notes, 6.5%, 2010                                    30,000,000       32,346,090
U.S. Treasury Notes, TIPS 3.375%, 2012                              3,554,363        3,869,119
U.S. Treasury Notes, TIPS, 2%, 2014                                 5,319,014        5,333,763
                                                                                  ------------
                                                                                  $ 42,486,910
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.3%
----------------------------------------------------------------------------------------------
Allegheny Energy Supply Co., LLC, 8.25%, 2012#                   $    430,000     $    480,525
Beaver Valley Funding Corp., 9%, 2017                               4,562,000        5,267,422
BVPS II Funding Corp., 8.68%, 2017                                    799,000          916,717
CenterPoint Energy, Inc., 7.25%, 2010                               1,250,000        1,338,949
CMS Energy Corp., 8.5%, 2011                                          440,000          480,700
DPL, Inc., 6.875%, 2011                                             1,546,000        1,638,760
Duke Capital Corp., 8%, 2019                                          691,000          815,741
Dynegy Holdings, Inc., 9.875%, 2010#                                  410,000          440,750
Empresa Nacional de Electricidad S.A., 8.35%, 2013                    345,000          386,443
Enersis S.A., 7.375%, 2014                                          1,855,000        1,954,372
FirstEnergy Corp., 6.45%, 2011                                      1,215,000        1,278,068
HQI Transelec Chile S.A., 7.875%, 2011                                700,000          777,033
MidAmerican Energy Holdings Co., 3.5%, 2008                         2,437,000        2,343,212
MSW Energy Holdings LLC, 7.375%, 2010                               1,045,000        1,081,575
National Grid Group Finance PLC, 5.25%, 2006                   EUR    200,000          244,586
Nevada Power Co., 5.875%, 2015                                   $  1,965,000        1,927,386
NorthWestern Corp., 5.875%, 2014                                    1,695,000        1,679,386
NRG Energy, Inc., 8%, 2013                                            793,000          864,370
PSEG Energy Holdings LLC, 7.75%, 2007                                 863,000          875,945
Reliant Resources, Inc., 9.25%, 2010                                  490,000          514,500
Reliant Resources, Inc., 9.5%, 2013                                    20,000           21,300
RWE Finance B.V., 5.375%, 2008                                 EUR      6,000            7,608
System Energy Resources, Inc., 5.129%, 2014#                     $  2,605,001        2,502,026
TECO Energy, Inc., 7.5%, 2010                                         950,000        1,007,000
Tenaska Alabama Partners LP, 7%, 2021#                                224,245          227,826
Texas Genco LLC, 6.875%, 2014#                                        600,000          642,000
TXU Corp., 6.5%, 2024                                               2,660,000        2,398,777
W3A Funding Corp., 8.09%, 2017                                      1,937,760        2,067,208
                                                                                  ------------
                                                                                  $ 34,180,185
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $518,137,675)                                       $517,384,847
----------------------------------------------------------------------------------------------
Stocks - 0%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0%
----------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.                                        2,068     $      1,285
----------------------------------------------------------------------------------------------
Printing & Publishing - 0%
----------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                               19,975     $          0
----------------------------------------------------------------------------------------------
Tobacco - 0%
----------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                 2,302     $    195,670
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $6,843)                                            $    196,955
----------------------------------------------------------------------------------------------
Convertible Preferred Stock - 0.1%
----------------------------------------------------------------------------------------------
Automotive - 0.1%
----------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II (Identified Cost, $1,177,235)          22,511     $    717,876
----------------------------------------------------------------------------------------------
Preferred Stock - 0%
----------------------------------------------------------------------------------------------
Real Estate - 0%
----------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75% (Identified Cost, $139,485)           5,100     $    132,447
----------------------------------------------------------------------------------------------

Warrants - 0%
----------------------------------------------------------------------------------------------
                                                   STRIKE        FIRST
ISSUER                                              PRICE     EXERCISE      SHARES     $ VALUE
----------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business
Services)*                                         $ 0.14      1/28/97       1,625          $0
Loral Space & Communications Ltd. (Business
Services)*                                           0.14      1/28/97         700           0
Thermadyne Holdings Corp. (Machinery & Tools)*      20.78      5/29/03         777         117
----------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $38,522)                                         $        117
----------------------------------------------------------------------------------------------
Rights - 0%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)*
(Identified Cost, $--)                                              1,250,000     $          0
----------------------------------------------------------------------------------------------
Convertible Bond - 0.1%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.1%
----------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25%, 2049 (Identified Cost, $135,348)    EUR    155,000     $    203,714
----------------------------------------------------------------------------------------------
Put Options Purchased - 0%
----------------------------------------------------------------------------------------------
                                                                    PAR VALUE
ISSUE/EXPIRATION/STRIKE PRICE                                    OF CONTRACTS          $ VALUE
----------------------------------------------------------------------------------------------
Federal Republic of Brazil - December 2005 @ $118.30             $    100,000     $      1,890
Mexican Peso - November 2005 @ $10.831                              2,166,200              676
----------------------------------------------------------------------------------------------
Total Put Options Purchased (Premiums Paid, $4,395)                               $      2,566
----------------------------------------------------------------------------------------------
Repurchase Agreement - 3.6%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., dated 10/31/05, due 11/1/05, total to be received $19,570,180 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                          $ 19,568,000     $ 19,568,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $539,207,503)&                                $538,206,522
----------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.4%                                                7,438,836
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $545,645,358
----------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non income producing security - in default.
 ^ Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 # SEC Rule 144A restriction.
 & As of October 31, 2005, the trust had three securities representing $0 that were fair valued in accordance with the policies adopted by the Board of Trustees.
 + Restricted securities are not registered under the Securities Act of 1933 (excluding 144A issues). The following restricted securities (excluding 144A issues) are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted security:

                                                                       CURRENT
                                      ACQUISITION      ACQUISITION      MARKET       TOTAL % OF
SECURITY                                     DATE             COST       VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, "D",
10.875%, 2019                             3/13/96         $246,925        $741             0.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                 NET UNREALIZED
      CONTRACTS TO             SETTLEMENT                          CONTRACTS       APPRECIATION
     DELIVER/RECEIVE                 DATE   IN EXCHANGE FOR         AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------
SALES
-----------------------------------------------------------------------------------------------
ARS        519,104      11/14/05-11/30/05       $   174,911      $   172,573          $  2,338
AUD      1,433,839                12/7/05         1,090,545        1,069,759            20,786
BRL         91,520               11/14/05            40,000           40,673              (673)
EUR     52,462,791               11/22/05        63,578,800       62,959,082           619,718
GBP      8,704,444        11/2/05-1/31/06        15,598,363       15,391,785           206,578
MXN        656,802      11/10/05-11/28/05            60,088           60,724              (636)
NZD     10,246,915                12/7/05         7,060,386        7,145,530           (85,144)
PLN        247,490               11/25/05            75,000           74,823               177
TRY         65,720               11/17/05            47,710           48,401              (691)
-----------------------------------------------------------------------------------------------
                                                $87,725,803      $86,963,350          $762,453
-----------------------------------------------------------------------------------------------
PURCHASES
-----------------------------------------------------------------------------------------------
ARS        416,713               11/21/05       $   139,790      $   138,523         $  (1,267)
BRL        253,275       11/3/05-11/28/05           111,662          112,560               898
CLP     75,034,500       11/8/05-11/14/05           142,162          137,856            (4,306)
CNY      1,812,375               11/28/05           225,000          224,890              (110)
COP    232,500,000               11/28/05           101,929          101,697              (232)
CZK      9,936,720               11/14/05           406,161          401,746            (4,415)
DKK        450,944               11/15/05            74,410           72,485            (1,925)
EUR         50,930       11/22/05-12/5/05            61,290           61,137              (153)
GBP      4,352,222                11/2/05         7,769,761        7,698,253           (71,508)
HUF     66,910,560      11/21/05-11/25/05           314,347          319,647             5,300
IDR    402,000,000                11/7/05            40,000           39,629              (371)
ILS        430,750               11/14/05            93,874           92,813            (1,061)
INR      2,208,500               11/28/05            48,915           48,976                61
MXN      5,873,732      11/10/05-11/14/05           542,405          543,675             1,270
NOK      3,360,761               11/22/05           525,039          517,390            (7,649)
PEN        168,875               11/21/05            50,000           50,050                50
PHP      2,809,000               11/21/05            50,250           51,037               787
PLN      1,529,600               11/25/05           471,907          462,439            (9,468)
RUB      2,854,500               11/25/05            99,878           99,965                87
SGD        814,125               11/25/05           481,161          480,774              (387)
SKK      3,452,448                11/7/05           106,164          106,023              (141)
TRY        719,040       11/7/05-11/30/05           528,614          530,505             1,891
ZAR      1,494,290               11/25/05           225,494          221,994            (3,500)
-----------------------------------------------------------------------------------------------
                                                $12,610,213      $12,514,064          $(96,149)
-----------------------------------------------------------------------------------------------

At October 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $220,099 with Merrill Lynch
International.

At October 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under all derivative contracts.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

          ARS     Argentine Peso                   INR        Indian Rupee
          AUD     Australian Dollar                MXN        Mexican Peso
          BRL     Brazilian Real                   NOK        Norwegian Krone
          CAD     Canadian Dollar                  NZD        New Zealand Dollar
          CLP     Chilean Peso                     PEN        Peruvian Nuevo Sol
          CNY     Chinese Yuan Renminbi            PHP        Philippine Peso
          COP     Colombian Peso                   PLN        Polish Zloty
          CZK     Czech Koruna                     RUB        Russian Ruble
          DKK     Danish Krone                     SGD        Singapore Dollar
          EUR     Euro                             SKK        Slovakian Koruna
          GBP     British Pound                    TRY        Turkish Lira
          HUF     Hungarian Forint                 UYU        Uruguayan Peso
          IDR     Indonesian Rupiah                ZAR        South African Rand
          ILS     Israeli Sheqel

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN       Floating Rate Note. The interest rate is the rate in effect as of period end.
MBIA      Municipal Bond Investors Corp.
TIPS      Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of the trust.

AT 10/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $539,207,503)               $538,206,522
Cash                                                                     334,139
Foreign currency, at value (identified cost, $239)                           228
Receivable for forward foreign currency exchange contracts               860,186
Receivable for investments sold                                        2,493,938
Interest and dividends receivable                                      8,407,857
Other assets                                                              83,426
------------------------------------------------------------------------------------------------------
Total assets                                                                              $550,386,296
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to dividend disbursing agent                                  $2,594,082
Payable for forward foreign currency exchange contracts                  193,882
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                             220,099
Payable for investments purchased                                        936,077
Payable for treasury shares reacquired                                   104,965
Payable to affiliates
  Management fee                                                          32,026
  Transfer agent and dividend disbursing costs                            24,997
  Administrative services fee                                                180
Accrued expenses and other liabilities                                   634,630
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,740,938
------------------------------------------------------------------------------------------------------
Net assets                                                                                $545,645,358
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $619,769,033
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies             (581,784)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (73,111,903)
Accumulated distributions in excess of net investment income            (429,988)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $545,645,358
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (87,384,354 issued,
less 6,388,302 treasury shares)                                                             80,996,052
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $545,645,358 /
80,996,052 shares of beneficial interest outstanding)                                            $6.74
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your trust received in investment income and paid in expenses.
It also describes any gains and/or losses generated by trust operations.

YEAR ENDED 10/31/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $32,952,236
  Dividends                                                                93,295
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $33,045,531
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $3,838,121
  Transfer agent and dividend disbursing costs                            269,202
  Administrative services fee                                              63,705
  Independent trustees' compensation                                       80,318
  Custodian fee                                                           328,360
  Printing                                                                 68,136
  Postage                                                                 291,380
  Auditing fees                                                            69,679
  Legal fees                                                               17,107
  Shareholder solicitation expenses                                        13,942
  Miscellaneous                                                           147,168
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $5,187,118
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (36,023)
  Reduction of expenses by investment adviser                              (2,410)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $5,148,685
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $27,896,846
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $18,363,609
  Written option transactions                                               1,864
  Futures contracts                                                       707,009
  Foreign currency transactions                                           637,201
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $19,709,683
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(37,563,621)
  Futures contracts                                                       221,816
  Translation of assets and liabilities in foreign currencies           3,784,533
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(33,557,272)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(13,847,589)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $14,049,257
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                               2005                     2004
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $27,896,846              $31,176,493
Net realized gain (loss) on investments and foreign
currency transactions                                              19,709,683               11,783,277
Net unrealized gain (loss) on investments and foreign
currency translation                                              (33,557,272)               3,020,595
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $14,049,257              $45,980,365
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income                                       $(31,635,467)            $(32,540,604)
------------------------------------------------------------------------------------------------------
Change in net assets from trust share transactions                $(5,859,433)             $(8,109,105)
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(23,445,643)              $5,330,656
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $569,091,001             $563,760,345
At end of period (including accumulated distributions
in excess of net investment income of $429,988 and
$7,387,517, respectively)                                        $545,645,358             $569,091,001
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years.
Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust's independent registered public accounting firm, whose report, together with the trust's financial statements, are included in this report.

                                                                               YEARS ENDED 10/31
                                                      ------------------------------------------------------------------------
                                                       2005             2004             2003             2002            2001
Net asset value, beginning of period                  $6.94            $6.76            $6.32            $6.60           $6.69
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income#                              $0.34            $0.38            $0.38            $0.41           $0.51
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.16)            0.17             0.46            (0.26)          (0.06)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.18            $0.55            $0.84            $0.15           $0.45
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.39)          $(0.39)          $(0.40)          $(0.43)         $(0.49)
  From paid-in capital                                   --               --               --               --           (0.05)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.39)          $(0.39)          $(0.40)          $(0.43)         $(0.54)
------------------------------------------------------------------------------------------------------------------------------
Net increase from repurchase of capital shares        $0.01            $0.02            $0.00+           $0.00+          $0.00+
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $6.74            $6.94            $6.76            $6.32           $6.60
------------------------------------------------------------------------------------------------------------------------------
Per share market value, end of period                 $6.15            $6.30            $6.41            $5.69           $6.06
------------------------------------------------------------------------------------------------------------------------------
Total return at market value (%)&*                     3.78             4.62            20.11             0.72            9.83
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                   0.93             0.94             0.94             0.96            1.06
Expenses after expense reductions##                    0.93             0.94             0.94             0.96            1.06
Net investment income(S)                               4.97             5.51             5.76             6.49            7.65
Portfolio turnover                                       67               59              126              152             103
Net assets at end of period (000 Omitted)          $545,645         $569,091         $563,760         $528,945        $554,767
------------------------------------------------------------------------------------------------------------------------------

  * Certain expenses have been reduced without which performance would have been lower.
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(S) Effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change.
  & From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Multimarket Income Trust (the trust) is a non-diversified trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities, including restricted equity securities, in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The trust invests in inflation-adjusted debt securities issued by the U.S. Treasury. The trust may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include written options, purchased options, forward foreign currency exchange contracts, and futures contracts.

WRITTEN OPTIONS - The trust may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the trust realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the trust. The trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

Written Option Transactions

                                                  NUMBER OF           PREMIUMS
                                                  CONTRACTS           RECEIVED

Outstanding, beginning of period                        --                $--
Options written                                          1              1,864
Options expired                                         (1)            (1,864)
-------------------------------------------------------------------------------
Outstanding, end of period                              --                $--

PURCHASED OPTIONS - The trust may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the trust's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. Upon entering into such contracts, the trust bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the year ended October 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities, derivatives, straddle loss deferrals, defaulted bonds, and wash sales.

The tax character of distributions declared for the years ended October 31, 2005 and October 31, 2004 was as follows:

                                              10/31/05       10/31/04
          Distributions declared from:
            Ordinary income                $31,635,467    $32,540,604

During the year ended October 31, 2005, accumulated distributions in excess of net investment income decreased by $10,696,150, accumulated net realized loss on investments and foreign currency transactions increased by $10,218,622, and paid-in capital decreased by $477,528 due to differences between book and tax accounting for foreign currency transactions, amortization and accretion on debt securities, derivatives, and defaulted bonds. This change had no effect on the net assets or net asset value per share.

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $4,536,676
          Capital loss carryforward                       (67,534,777)
          Unrealized appreciation (depreciation)           (6,577,992)
          Other temporary differences                      (4,547,582)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          October 31, 2008                                $(6,883,833)
          October 31, 2009                                (22,359,865)
          October 31, 2010                                (38,291,079)
          -----------------------------------------------------------
          Total                                          $(67,534,777)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the trust's average daily net assets and 5.40% of gross investment income. The management fee, from net assets and gross investment income, incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.68% of the trust's average daily net assets.

TRANSFER AGENT - The trust pays a portion of transfer agent and dividend-disbursing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as registrar and dividend-disbursing agent. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. For the year ended October 31, 2005, these fees amounted to $164,329. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the year ended October 31, 2005, these costs amounted to $77,681.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the trust's annual fixed amount is $10,000.

The administrative services fee incurred for the year ended October 31, 2005 was equivalent to an annual effective rate of 0.011% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $10,359. The trust also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $3,357. Both amounts are included in Independent trustees' compensation for the year ended October 31, 2005.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $78,426 of Deferred Trustees' Compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,410, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                         $66,459,296      $38,771,042
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $289,992,214     $330,343,595
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $544,784,514
          ----------------------------------------------------------
          Gross unrealized depreciation                  $(17,917,400)
          Gross unrealized appreciation                    11,339,408
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)$(6,577,992)

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased and retired 959,100 shares of beneficial interest during the year ended October 31, 2005 at an average price per share of $6.11 and a weighted average discount of 11.01% per share.

The trust repurchased and retired 1,415,400 shares of beneficial interest during the year ended October 31, 2004 at an average price per share of $5.73 and a weighted average discount of 15.52% per share. Transactions in trust shares were as follows:

                             Year ended 10/31/05          Year ended 10/31/04
                             SHARES        AMOUNT        SHARES        AMOUNT

Treasury shares reacquired  (959,100)   $(5,859,433)   (1,415,400)  $(8,109,105)

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the year ended October 31, 2005 was $3,472, and is included in miscellaneous expense. The trust had no significant borrowings during the year ended October 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Multimarket Income Trust:

We have audited the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Multimarket Income Trust at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                            /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 13, 2005

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 2, 2005, are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director
OFFICERS
Maria F. Dwyer(3)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(3)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(3)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003); Nvest Services Company,
                                                                       Assistant Vice President and
                                                                       Associate Counsel (prior to
                                                                       January 2001)

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/19/56)                 Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Ethan D. Corey(3)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(3)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (January
                                                                       2001 to June 2005); State Street
                                                                       Bank, Vice President and Corporate
                                                                       Audit Manager (prior to January
                                                                       2001)

Timothy M. Fagan(3)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(3)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(3)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (January 2001 to June
                                                                       2004); Preti, Flaherty, Beliveau,
                                                                       Pachios & Haley, LLC, Associate
                                                                       (prior to January 2001)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940
    (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees is currently divided into three classes, each having a term of three years.

Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee has been elected by shareholders and each Trustee and officer will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information for the Trust and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

On April 20, 2005, Robert J. Manning, as Chief Executive Officer of the Trust, certified to the New
York Stock Exchange that as of the date of his certification he was not aware of any violation by the Trust of the corporate governance listing standards of the New York Stock Exchange.

The Trust filed with the Securities and Exchange Commission the certifications of its principal executive officer and principal financial officer under Section 302 of the Sarbanes-Oxley Act of
2003 as an exhibit to the Trust's Form N-CSR for the period covered by this report.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                         CUSTODIANS
Massachusetts Financial Services Company                   State Street Bank and Trust Company
500 Boylston Street, Boston, MA                            225 Franklin Street, Boston, MA 02110
02116-3741
                                                           JP Morgan Chase Bank
PORTFOLIO MANAGER                                          One Chase Manhattan Plaza
Peter C. Vaream                                            New York, New York 10081

                                                           INDEPENDENT REGISTERED PUBLIC
                                                           ACCOUNTING FIRM
                                                           Ernst & Young LLP
                                                           200 Clarendon Street, Boston, MA 02116


BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of MFS Multimarket Income Trust's (the Fund's) investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance (based on net asset value) of the Fund for various time periods ended December 31, 2004 and the investment performance (based on net asset value) of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance (based on net asset value) of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's common shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 60th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's common shares was in the 65th percentile for each of the one- and five-year periods ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's common shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio each were approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees considered that, as a closed-end fund, the Fund is unlikely to experience meaningful asset growth. As a result, the Trustees did not view the potential for realization of economies of scale as the Fund's assets grow to be a material factor in their deliberations. The Trustees noted that they would consider economies of scale in the future in the event the Fund experiences significant asset growth, such as through an offering of preferred shares (which is not currently contemplated) or a material increase in the market value of the Fund's portfolio securities.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative services provided to the Fund by MFS under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by visiting the Closed-End section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call          1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:     State Street Bank and Trust Company
              c/o MFS Service Center, Inc.
              P.O. Box 55024
              Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of October 31, 2005, our records indicate that there are 7,837 registered shareholders and approximately 41,621 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                             MMT-ANN-12/05 64M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended October 31, 2005 and 2004, audit fees billed to the Fund by E&Y were as follows:

                                                        Audit Fees
       FEES BILLED BY E&Y:                          2005           2004
                                                    ----           ----

            MFS Multimarket Income Trust         $41,610        $37,900
                     TOTAL

For the fiscal years ended October 31, 2005 and 2004, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                         Audit-Related Fees(1)             Tax Fees(2)                All Other Fees(3)
  FEES BILLED BY E&Y:                    2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----
       To MFS Multimarket                  $20,000             $0       $10,620        $11,600           $200            $0
       Income Trust

       To MFS and MFS Related                   $0             $0            $0             $0       $685,399       $20,000
       Entities of MFS
       Multimarket Income
       Trust*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
       To MFS Multimarket Income          $748,219                      $38,600
       Trust, MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Messrs. J. Atwood Ives and J. Dale Sherratt and Mses. Amy B. Lane and Laurie J. Thomsen.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by Massachusetts Financial Services Company ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The MFS Proxy Policies are set forth below:

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

    SEPTEMBER 17, 2003, AS REVISED ON SEPTEMBER 20, 2004 AND MARCH 15, 2005

         Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union Standard Equity Fund (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under MFS' proxy and voting policies.

                  These policies and procedures include:

                  A. Voting Guidelines;

                  B. Administrative Procedures;

                  C. Monitoring System;

                  D. Records Retention; and

                  E. Reports.

A. VOTING GUIDELINES

1. GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

         MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

         MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from these guidelines.

         As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

         From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients and corporate issuers. These comments are carefully considered by MFS, when it reviews these guidelines each year and revises them as appropriate.

         These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential conflicts of interest do arise, MFS will analyze, document and report on such potential conflicts (see Sections B.2 and E below), and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting with respect to such potential conflicts of interest.

2. MFS' POLICY ON SPECIFIC ISSUES

           ELECTION OF DIRECTORS

MFS believes that good governance should be based on a board with a majority of directors who are "independent" of management, and whose key committees (e.g. compensation, nominating, and audit committees) are comprised entirely of "independent" directors. While MFS generally supports the board's nominees in uncontested elections, we will withhold our vote for a nominee for a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not "independent" or, alternatively, the compensation, nominating or audit committees would include members who are not "independent." MFS will also withhold its vote for a nominee to the board if he or she failed to attend at least 75% of the board meetings in the previous year without a valid reason. In addition, MFS will withhold its vote for all nominees standing for election to a board of a U.S. issuer: (1) if, since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has repriced underwater options; or (2) if, within the last year, shareholders approved by majority vote a resolution recommending that the board rescind a "poison pill" and the board has failed to take responsive action to that resolution. Responsive action would include the rescission of the "poison pill"(without a broad reservation to reinstate the "poison pill" in the event of a hostile tender offer), or public assurances that the terms of the "poison pill" would be put to a binding shareholder vote within the next five to seven years.

MFS evaluates a contested election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates and an evaluation of what each side is offering shareholders.

           CLASSIFIED BOARDS

MFS opposes proposals to classify a board (e.g., a board in which only one-third of board members are elected each year). MFS supports proposals to declassify a board.

           NON-SALARY COMPENSATION PROGRAMS

         Restricted stock plans are supposed to reward results rather than tenure, so the issuance of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime the holder is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold by the holder.

         MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

         MFS opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e., evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

         MFS opposes stock option and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option and restricted stock plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS may accept a higher percentage (up to 20%) in the case of startup or small companies which cannot afford to pay large salaries to executives, or in the case where MFS, based upon the issuer's public disclosures, believes that the issuer has been responsible with respect to its recent compensation practices, including the mix of the issuance of restricted stock and options.

         MFS votes in favor of stock option or restricted stock plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option and restricted stock plans for company executives.

           EXPENSING OF STOCK OPTIONS

         While we acknowledge that there is no agreement on a uniform methodology for expensing stock options, MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company's financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company's income statements.

           EXECUTIVE COMPENSATION

         MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set limits on executive compensation. Shareholder proposals seeking to set limits on executive compensation tend to specify arbitrary compensation criteria. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company's stock performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured. MFS evaluates other executive compensation restrictions (e.g., terminating the company's stock option or restricted stock programs, freezing executive pay during periods of large layoffs, and establishing a maximum ratio between the highest paid executive and lowest paid employee) based on whether such proposals are in the best long-term economic interests of our clients.

           EMPLOYEE STOCK PURCHASE PLANS

         MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

           "GOLDEN PARACHUTES"

         From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer's annual compensation that is not determined in MFS' judgment to be excessive.

           ANTI-TAKEOVER MEASURES

         In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to super-majority requirements.

         MFS will vote for proposals to rescind existing "poison pills" and proposals that would require shareholder approval to adopt prospective "poison pills." Nevertheless, MFS will consider supporting the adoption of a prospective "poison pill" or the continuation of an existing "poison pill" if the following two conditions are met: (1) the "poison pill" allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2) either (a) the "poison pill" has a term of not longer than five years, provided that MFS will consider voting in favor of the "poison pill" if the term does not exceed seven years and the "poison pill" is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the "poison pill" allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g., a "chewable poison pill" that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).

         MFS will consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

           REINCORPORATION AND REORGANIZATION PROPOSALS

         When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

           ISSUANCE OF STOCK

         There are many legitimate reasons for issuance of stock. Nevertheless, as noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

           REPURCHASE PROGRAMS

         MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

           CONFIDENTIAL VOTING

         MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

           CUMULATIVE VOTING

         MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS' clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company's nominating committee, which now for the first time (for U.S. listed companies) must be comprised solely of "independent" directors.

           WRITTEN CONSENT AND SPECIAL MEETINGS

         Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder's right to call a special meeting of company shareholders.

           INDEPENDENT AUDITORS

         MFS believes that the appointment of auditors is best left to the board of directors of the company and therefore supports the ratification of the board's selection of an auditor for the company. Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services by a company's auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company's auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company's auditor for specific pieces of non-audit work in the limited situations permitted under current law.

           BEST PRACTICES STANDARDS

         Best practices standards are rapidly developing in the corporate governance areas as a result of recent corporate scandals, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these developments. However, many issuers are not publicly registered, are not subject to these enhanced listing standards, or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that - given the circumstances or the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

           FOREIGN ISSUERS - SHARE BLOCKING

         In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

           SOCIAL ISSUES

         There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to promulgate special reports on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

         The laws of various states may regulate how the interests of certain clients subject to those laws (e.g., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.


B. ADMINISTRATIVE PROCEDURES

1. MFS PROXY REVIEW GROUP

         The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

           a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

           b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

           c. Considers special proxy issues as they may arise from time to time.

         The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

2. POTENTIAL CONFLICTS OF INTEREST

         The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any significant attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these monitoring responsibilities.

         In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

           a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

           b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

           c. If the name of the issuer appears on the MFS Significant Client List, then at least one member of the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

           d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to the MFS' Conflicts Officer.


     The members of the MFS Proxy Review Group other than the Proxy Consultant are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated periodically as appropriate.

3. GATHERING PROXIES

         Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

         MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group.

4. ANALYZING PROXIES

         After input into the Proxy Administrator system, proxies which are deemed to be routine and which do not require the exercise of judgment under these guidelines (e.g., those involving only uncontested elections of directors and the appointment of auditors)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst (e.g., those that involve merger or acquisition proposals) are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

------------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore automatically voted in favor) for foreign issuers include the following:
    (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; (v) approval of share repurchase programs; (vi) election of directors in uncontested elections and (vii) appointment of auditors.
(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group may determine the vote in what it believes to be the best long-term economic interests of MFS' clients.

         Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and other relevant materials. His or her recommendation as to how each proxy proposal should be voted, including his or her rationale on significant items, is indicated on copies of proxy cards. These cards are then forwarded to the MFS Proxy Review Group.

         As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., mergers and acquisitions), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. But, the MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

         As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. VOTING PROXIES

         After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C. MONITORING SYSTEM

         It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

         When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D. RECORDS RETENTION

         MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained as required by applicable law.

E. REPORTS

           MFS FUNDS

         Annually, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include:
(i) a summary of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

           ALL MFS ADVISORY CLIENTS

         At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

         Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

GENERAL. Information regarding the portfolio manager(s) of the MFS Multimarket Income Trust (the "Fund") is set forth below.

                                                          TITLE AND FIVE YEAR
 PORTFOLIO MANAGER       PRIMARY ROLE        SINCE               HISTORY
 -----------------       ------------        -----        -------------------
Peter C. Vaream        Portfolio Manager     2002       Senior Vice President of
                                                        MFS; employed in the
                                                        investment management
                                                        area of MFS since 1992

COMPENSATION. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

    o Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

    o Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60 %) and less weight given to the latter.

        >> The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

        >> The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

OWNERSHIP OF FUND SHARES. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager as of the Fund's fiscal year ended October 31, 2005. The following dollar ranges apply:

         N. None
         A. $1 - $10,000
         B. $10,001 - $50,000
         C. $50,001 - $100,000
         D. $100,001 - $500,000
         E. $500,001 - $1,000,000
         F. Over $1,000,000

NAME OF PORTFOLIO MANAGER             DOLLAR RANGE OF EQUITY SECURITIES IN FUND
-------------------------             -----------------------------------------
Peter C. Vaream                                          N

Other Accounts. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of the Fund's fiscal year ended October 31, 2005 were as follows:

                           REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                 COMPANIES                     VEHICLES                 OTHER ACCOUNTS
                         --------------------------    -------------------------    ------------------------
                         NUMBER OF                     NUMBER OF                    NUMBER OF
       NAME              ACCOUNTS*    TOTAL ASSETS*    ACCOUNTS     TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
       ----              ---------    -------------    --------     ------------    --------    ------------
Peter C. Vaream              5        $3.1 billion         1       $248.6 million       4          $255.2
                                                                                                  million
-----------------
* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest. MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

----------------------------------------------------------------------------------------------------------------
                                        MFS MULTIMARKET INCOME TRUST
----------------------------------------------------------------------------------------------------------------
                                                                                              (D) MAXIMUM NUMBER
                                                                     (C) TOTAL NUMBER OF       (OR APPROXIMATE
                                                                      SHARES PURCHASED AS      DOLLAR VALUE) OF
                                                      (B) AVERAGE       PART OF PUBLICLY       SHARES THAT MAY YET
                            (A) TOTAL NUMBER OF       PRICE PAID        ANNOUNCED PLANS       BE PURCHASED UNDER
PERIOD                        SHARES PURCHASED        PER SHARE           OR PROGRAMS        THE PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
    11/1/04-11/30/04              213,700               $6.28              213,700                 6,707,955
------------------------------------------------------------------------------------------------------------------
    12/1/04-12/31/04               27,000               $6.34               27,000                 6,680,955
------------------------------------------------------------------------------------------------------------------
     1/1/05-1/31/05                  0                   n/a                  0                    6,680,955
------------------------------------------------------------------------------------------------------------------
     2/1/05-2/28/05                 8,600               $6.36                8,600                 6,672,355
------------------------------------------------------------------------------------------------------------------
     3/1/05-3/31/05               191,000               $6.15              191,000                 7,979,585
------------------------------------------------------------------------------------------------------------------
     4/1/05-4/30/05               258,400               $6.11              258,400                 7,721,185
------------------------------------------------------------------------------------------------------------------
    05/01/05-05/31/05              56,200               $6.22               56,200                 7,664,985
------------------------------------------------------------------------------------------------------------------
    06/01/05-06/30/05              19,000               $6.26               19,000                 7,645,985
------------------------------------------------------------------------------------------------------------------
    07/01/05-07/31/05              15,800               $6.29               15,800                 7,630,185
------------------------------------------------------------------------------------------------------------------
    08/01/05-08/31/05              81,700               $6.28               81,700                 7,548,485
------------------------------------------------------------------------------------------------------------------
    09/01/05-09/30/05              18,700               $6.28               18,700                 7,529,785
------------------------------------------------------------------------------------------------------------------
    10/01/05-10/31/05              69,000               $6.17               69,000                 7,460,785
------------------------------------------------------------------------------------------------------------------
          TOTAL                   959,100               $6.11*             959,100
------------------------------------------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February
28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2005 plan year are 8,170,585.

* Reflects a prior-period adjustment to the weighted average price for the period shown.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

    (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST
           --------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 22, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 22, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 22, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.